COST OF REVENUE	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Revenue [Abstract]
COST OF REVENUE
NOTE 13:	COST OF REVENUE

	Year ended December 31
	2022	2021	2020
	USD thousands

Programmatic	35,110	31,572	31,918
Performance	25,635	40,079	27,889

Cost of Revenue	60,745	71,651	59,807